Financial investments, Non-current and current financial investments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Financial investments [Abstract]
Fair Value through OCI (Investment in Ten West link)	$ 15,959	$ 14,459
Derivative assets (Note 9)	32,102	10,807
Other receivable accounts at amortized cost	70,883	71,342
Total non-current financial investments	118,944	96,608
Contracted concessional financial assets	182,145	188,912
Derivative assets (Note 9)	2,475	2,153
Other receivable accounts at amortized cost	1,296	16,314
Total current financial investments	$ 185,916	$ 207,379